Shareholder Report, Average Annual Return (Details) DFHD_Emerging Markets Targeted Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	84 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Targeted Value Portfolio – Institutional
Average Annual Return, Percent	19.06%	12.68%	9.00%
MSCI Emerging Markets Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	8.03%